Goodwill, Intangible and Long-Lived Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS
GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS
During 2013 and 2014, the Company recognized acquired customer relationships and finite-lived trademarks of $3,311 and $1,385, respectively, related to the acquisition of the U.S./Canada business of Comex. The customer relationships and finite-lived trademarks are being amortized over 7 years from the date of acquisition. The Company initially recognized $1,885 of goodwill and $466 of indefinite-lived trademarks in 2013, but subsequently adjusted these amounts to zero based on final asset valuations completed in 2014.
During 2012 and 2013, the Company recognized $60,027 of goodwill and $968 of indefinite-lived trademarks related to the 2012 acquisitions of Geocel and Pulanna. Acquired customer relationships, finite-lived trademarks, intellectual property and covenants not to compete recognized in these acquisitions valued at $25,120, $13,000, $4,955 and $1,335, respectively, are being amortized over periods ranging from 3 to 15 years from the date of acquisition.
In accordance with the Property, Plant and Equipment Topic of the ASC, whenever events or changes in circumstances indicate that the carrying value of long-lived assets may not be recoverable or the useful life may have changed, impairment tests are to be performed. Undiscounted cash flows are to be used to calculate the recoverable value of long-lived assets to determine if such assets are impaired. Where impairment is identified, a discounted cash flow valuation model, incorporating discount rates commensurate with the risks involved for each group of assets, is to be used to determine the fair value for the assets to measure any potential impairment. No material impairments were recorded in 2014, 2013 and 2012.
In accordance with the Goodwill and Other Intangibles Topic of the ASC, goodwill and indefinite-lived intangible assets are tested for impairment annually, and interim impairment tests are performed whenever an event occurs or circumstances change that indicate an impairment has more likely than not occurred. October 1 has been established for the annual impairment review. At the time of impairment testing, values are estimated separately for goodwill and trademarks with indefinite lives using a discounted cash flow valuation model, incorporating discount rates commensurate with the risks involved for each group of assets. An optional qualitative assessment may alleviate the need to perform the quantitative goodwill impairment test when impairment is unlikely. The Company used the qualitative assessment for each of its reporting units in 2014, 2013 and 2012.
The annual impairment reviews performed as of October 1, 2014 and 2013 did not result in any goodwill or trademark impairment. The 2012 impairment review resulted in trademark impairments in the Paint Stores Group and Global Finishes Group of $3,400 and $686, respectively, and no goodwill impairment. The trademark impairments related primarily to the planned conversion of various acquired brands and are reported as a separate line in the Statements of Consolidated Income.
Amortization of finite-lived intangible assets is as follows for the next five years: $26,379 in 2015, $20,297 in 2016, $15,706 in 2017 and $14,052 in 2018 and $12,711 in 2019.
A summary of changes in the Company’s carrying value of goodwill by Reportable Segment is as follows:

Goodwill	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Consolidated Totals
Balance at January 1, 2012 (a)	$286,998	$689,279	$120,350	$11,381	$1,108,008
Acquisitions		17,357	24,707		42,064
Currency and other adjustments	(214)	(344)	7,230	(739)	5,933
Balance at December 31, 2012 (a)	286,784	706,292	152,287	10,642	1,156,005
Acquisitions	1,885		17,963		19,848
Currency and other adjustments	(1,369)	(2,941)	8,048	(904)	2,834
Balance at December 31, 2013 (a)	287,300	703,351	178,298	9,738	1,178,687
Currency and other adjustments	(1,866)	(1,145)	(17,287)	(43)	(20,341)
Balance at December 31, 2014 (a)	$285,434	$702,206	$161,011	$9,695	$1,158,346

(a)	Net of accumulated impairment losses of $8,904 ($8,113 in the Consumer Group and $791 in the Global Finishes Group).
A summary of the Company’s carrying value of intangible assets is as follows:

	Finite-lived intangible assets			Trademarks with indefinite lives	Total intangible assets
	Software	All other	Subtotal
December 31, 2014
Weighted-average amortization period	8 years	12 years	11 years
Gross	$126,258	$317,005	$443,263
Accumulated amortization	(88,384)	(215,518)	(303,902)
Net value	$37,874	$101,487	$139,361	$149,766	$289,127
December 31, 2013
Weighted-average amortization period	8 years	10 years	9 years
Gross	$114,404	$327,962	$442,366
Accumulated amortization	(77,018)	(202,084)	(279,102)
Net value	$37,386	$125,878	$163,264	$150,035	$313,299
December 31, 2012
Weighted-average amortization period	8 years	12 years	11 years
Gross	$107,779	$337,089	$444,868
Accumulated amortization	(66,106)	(193,959)	(260,065)
Net value	$41,673	$143,130	$184,803	$162,750	$347,553